Amended filing to include items 1 and 9, which were inadvertently omitted.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-05689

DWS Multi-Market Income Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2010

ITEM 1.	REPORT TO STOCKHOLDERS

  MAY 31, 2010

Semiannual Report to Shareholders

DWS Multi-Market Income Trust Ticker Symbol: KMM

Contents

4 Performance Summary

6 Portfolio Summary

8 Investment Portfolio

24 Statement of Assets and Liabilities

25 Statement of Operations

26 Statement of Cash Flows

27 Statement of Changes in Net Assets

28 Financial Highlights

30 Notes to Financial Statements

38 Other Information

39 Shareholder Meeting Results

40 Dividend Reinvestment Plan

42 Additional Information

43 Privacy Statement

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any losses. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2010

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.

Returns and rankings based on net asset value for the 3-year, 5-year and 10-year periods shown reflect fee reductions. Without these fee reductions, returns and rankings would have been lower.

Average Annual Total Returns as of 5/31/10
DWS Multi-Market Income Trust	6-Month‡	1-Year	3-Year	5-Year	10-Year
Based on Net Asset Value(a)	6.59%	27.85%	6.80%	8.66%	10.46%
Based on Market Price(a)	8.77%	40.49%	4.86%	5.57%	10.82%
Credit Suisse High Yield Index(b)	6.49%	29.96%	4.73%	6.91%	7.77%
Lipper Closed-End General Bond Funds Category(c)	6.17%	29.84%	4.02%	5.14%	8.24%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to NAV at which the Fund's shares traded during the period.

(b) The Credit Suisse High Yield Index is an unmanaged, unleveraged, trader-priced portfolio constructed to mirror the global high-yield debt market. Index returns, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

(c) Lipper's Closed-End General Bond Funds Category represents funds that have no quality or maturity restrictions, can use leverage and tend to invest in lower-grade debt issues. Lipper figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Lipper Inc. as falling into the Closed-End General Bond Funds Category. Category returns, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into a Lipper category.

Net Asset Value and Market Price
	As of 5/31/10	As of 11/30/09
Net Asset Value	$ 9.15	$ 8.99
Market Price	$ 8.60	$ 8.28

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 5/31/10: Income Dividends	$ .42
May Income Dividend	$ .07
Current Annualized Distribution Rate (based on Net Asset Value) as of 5/31/10+	9.18%
Current Annualized Distribution Rate (based on Market Price) as of 5/31/10+	9.77%

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2010. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed, and will fluctuate.

Lipper Rankings — Closed-End General Bond Funds Category as of 5/31/10
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	5	of	11	42
3-Year	6	of	10	55
5-Year	2	of	9	20
10-Year	2	of	6	29

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on net asset value total return with distributions reinvested.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	5/31/10	11/30/09

Corporate Bonds	81%	79%
Government & Agency Obligations	10%	13%
Loan Participations and Assignments	7%	7%
Cash Equivalents	2%	1%
	100%	100%
Sector Diversification (Excludes Cash Equivalents and Securities Lending Collateral)	5/31/10	11/30/09

Financials	18%	17%
Consumer Discretionary	13%	13%
Materials	12%	12%
Energy	10%	10%
Emerging Market Sovereign Bonds	10%	13%
Telecommunication Services	10%	9%
Health Care	8%	6%
Industrials	7%	7%
Utilities	5%	6%
Consumer Staples	4%	4%
Information Technology	3%	3%
	100%	100%
Quality (Excludes Cash Equivalents and Securities Lending Collateral)	5/31/10	11/30/09

A	1%	4%
BBB	9%	8%
BB	28%	32%
B	48%	36%
Below B	12%	18%
Not Rated	2%	2%
	100%	100%

Asset allocation, sector diversification and quality are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

Interest Rate Sensitivity	5/31/10	11/30/09

Effective Maturity	8.5 years	8.3 years
Effective Duration	5.5 years	5.3 years

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any maturity shortening features.

Effective duration is the measurable change in the value of a security in response to a change in interest rates.

Interest rate sensitivity is subject to change.

For more complete details about the Fund's investment portfolio, see page 8. A quarterly Fact Sheet is available upon request. Please see the Additional Information section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the Fund's portfolio holdings as of the month-end is posted on www.dws-investments.com on or about the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Investment Portfolio as May 31, 2010 (Unaudited)

		Principal Amount ($) (a)	Value ($)

Corporate Bonds 111.0%
Consumer Discretionary 14.2%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		355,000	351,450
8.75%, 6/1/2019		735,000	742,350
American Achievement Corp., 144A, 8.25%, 4/1/2012		110,000	108,625
Ameristar Casinos, Inc., 9.25%, 6/1/2014		420,000	430,500
Arcos Dorados BV, 144A, 7.5%, 10/1/2019		230,000	234,600
ArvinMeritor, Inc., 10.625%, 3/15/2018		225,000	230,625
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		255,000	237,150
8.0%, 3/15/2014		165,000	162,525
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		315,000	311,850
AutoNation, Inc., 6.75%, 4/15/2018		1,440,000	1,411,200
Avis Budget Car Rental LLC, 144A, 9.625%, 3/15/2018		160,000	160,000
Brunswick Corp., 144A, 11.25%, 11/1/2016		275,000	308,000
Cablevision Systems Corp.:
7.75%, 4/15/2018		85,000	83,088
8.0%, 4/15/2020		85,000	83,725
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015**		205,000	55,350
Carlson Wagonlit BV, 144A, 6.413%***, 5/1/2015	EUR	100,000	108,603
Carrols Corp., 9.0%, 1/15/2013		130,000	128,375
CCO Holdings LLC:
144A, 7.875%, 4/30/2018		140,000	137,375
144A, 8.125%, 4/30/2020		95,000	94,050
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		1,560,000	1,505,400
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 9.25%, 12/15/2017		115,000	116,438
Series B, 144A, 9.25%, 12/15/2017		175,000	178,063
Cooper-Standard Automotive, Inc., 144A, 8.5%, 5/1/2018		95,000	93,575
CSC Holdings LLC, 144A, 8.5%, 6/15/2015		1,250,000	1,293,750
DISH DBS Corp.:
6.625%, 10/1/2014		355,000	349,675
7.125%, 2/1/2016		345,000	338,100
Dollarama Group Holdings LP, 7.206%***, 8/15/2012 (b)		216,000	214,920
Easton-Bell Sports, Inc., 144A, 9.75%, 12/1/2016		80,000	82,600
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015**		290,000	3,263
Ford Motor Co., 7.45%, 7/16/2031		260,000	231,400
Games Merger Corp., 144A, 11.0%, 6/1/2018 (c)		100,000	98,500
GameStop Corp., 8.0%, 10/1/2012		545,000	558,625
Gannett Co., Inc.:
144A, 8.75%, 11/15/2014		160,000	168,000
144A, 9.375%, 11/15/2017		320,000	335,200
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		160,000	169,600
Gray Television, Inc., 144A, 10.5%, 6/29/2015		215,000	203,175
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		220,000	211,750
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		235,000	207,681
Hanesbrands, Inc., 8.0%, 12/15/2016		165,000	167,475
Harrah's Operating Co., Inc.:
11.25%, 6/1/2017		1,745,000	1,827,887
144A, 12.75%, 4/15/2018 (d)		190,000	175,750
Hertz Corp., 8.875%, 1/1/2014		960,000	964,800
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		375,000	323,906
Kabel Deutschland GmbH, 10.625%, 7/1/2014		255,000	263,287
Lear Corp.:
7.875%, 3/15/2018		145,000	141,375
8.125%, 3/15/2020		150,000	146,625
Levi Strauss & Co., 144A, 7.625%, 5/15/2020		480,000	468,000
Libbey Glass, Inc., 144A, 10.0%, 2/15/2015		95,000	98,563
Limited Brands, Inc., 7.0%, 5/1/2020		230,000	228,850
Macy's Retail Holdings, Inc., 8.375%, 7/15/2015		60,000	66,150
Mediacom Broadband LLC, 8.5%, 10/15/2015		235,000	233,238
Mediacom LLC, 144A, 9.125%, 8/15/2019		220,000	217,800
MGM MIRAGE:
144A, 9.0%, 3/15/2020		590,000	591,475
144A, 10.375%, 5/15/2014		275,000	292,187
144A, 11.125%, 11/15/2017		345,000	373,462
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		95,000	84,075
Netflix, Inc., 8.5%, 11/15/2017		165,000	170,363
Nexstar Broadcasting, Inc., 144A, 8.875%, 4/15/2017		190,000	188,100
Norcraft Companies LP, 144A, 10.5%, 12/15/2015		620,000	651,000
Norcraft Holdings LP, 9.75%, 9/1/2012		309,000	281,576
Penn National Gaming, Inc., 144A, 8.75%, 8/15/2019		145,000	147,175
Penske Automotive Group, Inc., 7.75%, 12/15/2016		985,000	928,362
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		300,000	301,500
Pinnacle Entertainment, Inc.:
7.5%, 6/15/2015		200,000	186,000
144A, 8.625%, 8/1/2017		260,000	262,600
Sabre Holdings Corp., 8.35%, 3/15/2016		610,000	561,200
Seminole Indian Tribe of Florida, 144A, 7.804%, 10/1/2020		570,000	518,763
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		190,000	201,875
Simmons Co., 10.0%, 12/15/2014**		820,000	15,375
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		425,000	412,250
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		350,000	352,625
Standard Pacific Corp.:
8.375%, 5/15/2018		35,000	33,513
10.75%, 9/15/2016		300,000	325,500
Toys "R" Us, Inc., 7.375%, 10/15/2018		330,000	312,675
Travelport LLC:
4.877%***, 9/1/2014		185,000	172,050
9.875%, 9/1/2014		440,000	438,900
11.875%, 9/1/2016		270,000	272,025
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015**		75,000	281
United Components, Inc., 9.375%, 6/15/2013		45,000	44,775
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	610,000	756,047
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		585,000	573,300
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	1,625,000	1,954,237
144A, 8.0%, 11/1/2016	EUR	655,000	771,632
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		105,495	45,363
Videotron Ltd.:
6.875%, 1/15/2014		60,000	59,700
9.125%, 4/15/2018		310,000	331,700
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		300,000	310,500
Wynn Las Vegas LLC, 144A, 7.875%, 11/1/2017		950,000	940,500
Young Broadcasting, Inc., 8.75%, 1/15/2014**		1,245,000	2,490
Ziggo Bond Co., BV, 144A, 8.0%, 5/15/2018	EUR	420,000	499,941
			31,427,954
Consumer Staples 4.8%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016		510,000	520,200
B&G Foods, Inc., 7.625%, 1/15/2018		260,000	259,350
Central Garden & Pet Co., 8.25%, 3/1/2018		280,000	277,200
Constellation Brands, Inc., 8.375%, 12/15/2014		810,000	842,400
Cott Beverages, Inc., 144A, 8.375%, 11/15/2017		165,000	166,650
Del Monte Corp., 144A, 7.5%, 10/15/2019		1,560,000	1,587,300
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		225,000	225,562
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		330,000	292,462
General Nutrition Centers, Inc., 5.75%***, 3/15/2014 (PIK)		240,000	220,200
Kraft Foods, Inc., 5.375%, 2/10/2020		2,570,000	2,669,079
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		975,000	840,937
Reddy Ice Corp., 144A, 11.25%, 3/15/2015		105,000	106,050
Rite Aid Corp., 7.5%, 3/1/2017		170,000	153,000
Smithfield Foods, Inc.:
7.75%, 7/1/2017		365,000	343,100
144A, 10.0%, 7/15/2014		510,000	546,019
SUPERVALU, Inc., 8.0%, 5/1/2016		245,000	241,325
Tops Markets LLC, 144A, 10.125%, 10/15/2015		440,000	454,300
TreeHouse Foods, Inc., 7.75%, 3/1/2018		185,000	189,163
Tyson Foods, Inc.:
7.85%, 4/1/2016		280,000	300,300
10.5%, 3/1/2014		275,000	323,125
			10,557,722
Energy 13.3%
Atlas Energy Operating Co., LLC:
10.75%, 2/1/2018		610,000	646,600
12.125%, 8/1/2017		510,000	566,100
Belden & Blake Corp., 8.75%, 7/15/2012		1,170,000	1,088,100
Berry Petroleum Co., 10.25%, 6/1/2014		325,000	346,125
Bill Barrett Corp., 9.875%, 7/15/2016		280,000	289,800
Bristow Group, Inc., 7.5%, 9/15/2017		335,000	324,950
Chaparral Energy, Inc., 8.5%, 12/1/2015		955,000	869,050
Chesapeake Energy Corp.:
6.25%, 1/15/2018		340,000	337,450
6.875%, 1/15/2016		465,000	475,463
6.875%, 11/15/2020		920,000	910,800
7.25%, 12/15/2018		495,000	499,950
9.5%, 2/15/2015		65,000	70,363
Cloud Peak Energy Resources LLC:
144A, 8.25%, 12/15/2017		165,000	162,938
144A, 8.5%, 12/15/2019		165,000	164,175
Coffeyville Resources LLC, 144A, 9.0%, 4/1/2015		515,000	509,850
Colorado Interstate Gas Co., 6.8%, 11/15/2015		645,000	730,983
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017		830,000	843,487
144A, 8.25%, 4/1/2020		830,000	847,637
Continental Resources, Inc.:
144A, 7.375%, 10/1/2020		245,000	238,875
8.25%, 10/1/2019		110,000	113,575
Crosstex Energy LP, 144A, 8.875%, 2/15/2018		425,000	418,625
Dynegy Holdings, Inc., 7.75%, 6/1/2019		235,000	169,788
El Paso Corp.:
7.25%, 6/1/2018		405,000	396,643
8.25%, 2/15/2016		240,000	248,400
9.625%, 5/15/2012		1,590,000	1,691,488
El Paso Pipeline Partners Operating Co., LLC, 6.5%, 4/1/2020		1,135,000	1,147,263
EXCO Resources, Inc., 7.25%, 1/15/2011		383,000	381,564
Frontier Oil Corp.:
6.625%, 10/1/2011		160,000	161,600
8.5%, 9/15/2016		140,000	142,800
Global Geophysical Services, Inc., 144A, 10.5%, 5/1/2017		475,000	456,000
Holly Corp., 144A, 9.875%, 6/15/2017		620,000	626,200
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		410,000	410,000
KCS Energy, Inc., 7.125%, 4/1/2012		1,335,000	1,333,331
Linn Energy LLC:
144A, 8.625%, 4/15/2020		390,000	386,100
11.75%, 5/15/2017		475,000	524,875
Mariner Energy, Inc., 7.5%, 4/15/2013		245,000	248,675
Newfield Exploration Co., 7.125%, 5/15/2018		955,000	943,062
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018		205,000	206,025
OPTI Canada, Inc.:
7.875%, 12/15/2014		1,445,000	1,228,250
144A, 9.0%, 12/15/2012		80,000	80,400
Petrohawk Energy Corp.:
7.875%, 6/1/2015		145,000	140,469
9.125%, 7/15/2013		250,000	256,250
Plains Exploration & Production Co.:
7.0%, 3/15/2017		235,000	215,025
7.625%, 6/1/2018		530,000	494,887
8.625%, 10/15/2019		615,000	602,700
Quicksilver Resources, Inc.:
7.125%, 4/1/2016		220,000	198,550
11.75%, 1/1/2016		565,000	615,850
Regency Energy Partners LP:
8.375%, 12/15/2013		320,000	329,600
144A, 9.375%, 6/1/2016		650,000	676,000
Sabine Pass LNG LP, 7.25%, 11/30/2013		1,125,000	1,035,000
Southwestern Energy Co., 7.5%, 2/1/2018		530,000	556,500
Stone Energy Corp.:
6.75%, 12/15/2014		525,000	456,750
8.625%, 2/1/2017		980,000	911,400
Whiting Petroleum Corp.:
7.25%, 5/1/2012		1,822,000	1,817,445
7.25%, 5/1/2013		55,000	54,931
			29,598,717
Financials 22.4%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		640,000	595,200
Ally Financial, Inc.:
6.875%, 9/15/2011		1,690,000	1,690,000
7.0%, 2/1/2012		1,145,000	1,137,844
7.25%, 3/2/2011		4,890,000	4,908,337
144A, 8.0%, 3/15/2020		600,000	582,000
8.0%, 11/1/2031		260,000	236,600
144A, 8.3%, 2/12/2015		280,000	281,050
Anglo American Capital PLC, 144A, 9.375%, 4/8/2019		250,000	313,851
Antero Resources Finance Corp., 144A, 9.375%, 12/1/2017		255,000	249,900
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		325,000	175,500
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014**		125,000	22,500
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		420,000	424,200
Case New Holland, Inc., 7.75%, 9/1/2013		640,000	651,200
Cemex Finance LLC, 144A, 9.5%, 12/14/2016		255,000	232,688
CIT Group, Inc., 7.0%, 5/1/2017		805,000	726,512
Conproca SA de CV, REG S, 12.0%, 6/16/2010		254,410	255,459
DuPont Fabros Technology LP, (REIT), 144A, 8.5%, 12/15/2017		495,000	499,950
E*TRADE Financial Corp.:
7.375%, 9/15/2013		1,175,000	1,081,000
12.5%, 11/30/2017 (PIK)		733,000	813,630
Express LLC, 144A, 8.75%, 3/1/2018		345,000	347,588
Expro Finance Luxembourg SCA, 144A, 8.5%, 12/15/2016		335,000	324,950
FCE Bank PLC, 9.375%, 1/17/2014	EUR	800,000	1,013,626
Fibria Overseas Finance Ltd., 144A, 7.5%, 5/4/2020		293,000	287,140
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		2,785,000	2,835,272
7.375%, 2/1/2011		280,000	285,588
8.125%, 1/15/2020		1,410,000	1,411,335
9.875%, 8/10/2011		1,475,000	1,538,161
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		300,000	327,000
Hellas Telecommunications Finance SCA, 144A, 8.644%***, 7/15/2015 (PIK)	EUR	272,478	37
Hexion Finance Escrow LLC, 144A, 8.875%, 2/1/2018		385,000	356,125
Holcim US Finance Sarl & Cie SCS, 144A, 6.0%, 12/30/2019		1,000,000	1,055,599
Ineos Finance PLC:
144A, 9.0%, 5/15/2015		195,000	194,025
144A, 9.25%, 5/15/2015	EUR	75,000	91,116
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		955,000	952,612
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		300,000	276,000
144A, 8.75%, 3/15/2017		600,000	549,000
iPayment, Inc., 9.75%, 5/15/2014		225,000	199,125
Kinder Morgan Finance Co., ULC, 5.7%, 1/5/2016		910,000	869,050
LBI Escrow Corp., 144A, 8.0%, 11/1/2017		760,000	773,300
National Money Mart Co., 144A, 10.375%, 12/15/2016		450,000	454,500
New ASAT (Finance) Ltd., 9.25%, 2/1/2011**		345,000	65,119
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		775,000	716,875
11.5%, 5/1/2016		110,000	116,600
NiSource Finance Corp., 6.125%, 3/1/2022		1,580,000	1,646,379
Nuveen Investments, Inc., 10.5%, 11/15/2015		215,000	193,500
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		625,000	562,500
Pinnacle Foods Finance LLC:
9.25%, 4/1/2015		370,000	369,075
144A, 9.25%, 4/1/2015		415,000	413,963
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		493,000	515,185
Reynolds Group Issuer, Inc.:
144A, 7.75%, 10/15/2016		620,000	613,800
144A, 8.5%, 5/15/2018		100,000	95,000
SLM Corp., 8.0%, 3/25/2020		170,000	151,215
Sprint Capital Corp.:
7.625%, 1/30/2011		1,905,000	1,938,337
8.375%, 3/15/2012		1,040,000	1,071,200
Susser Holdings LLC, 144A, 8.5%, 5/15/2016		215,000	212,313
TNK-BP Finance SA:
144A, 6.25%, 2/2/2015		1,180,000	1,168,200
144A, 7.25%, 2/2/2020		395,000	384,138
Toys "R" Us Property Co. I, LLC, 144A, 10.75%, 7/15/2017		360,000	398,700
Tropicana Entertainment LLC, 9.625%, 12/15/2014**		730,000	986
UCI Holdco, Inc., 8.257%***, 12/15/2013 (PIK)		302,923	287,777
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		1,870,000	1,916,750
Virgin Media Secured Finance PLC, 144A, 6.5%, 1/15/2018		3,695,000	3,630,337
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	1,310,000	1,643,737
144A, 11.75%, 7/15/2017		1,200,000	1,224,000
144A, 11.75%, 7/15/2017	EUR	425,000	539,793
144A, 12.0%, 12/1/2015		75,000	77,250
Wind Acquisition Holdings Finance SA, 144A, 12.25%, 7/15/2017 (PIK)	EUR	595,000	682,694
			49,653,993
Health Care 9.2%
Community Health Systems, Inc., 8.875%, 7/15/2015		5,265,000	5,390,044
HCA, Inc.:
144A, 7.875%, 2/15/2020		3,805,000	3,871,587
144A, 8.5%, 4/15/2019		270,000	282,150
9.125%, 11/15/2014		685,000	720,963
9.25%, 11/15/2016		3,145,000	3,294,387
9.625%, 11/15/2016 (PIK)		520,000	547,300
144A, 9.875%, 2/15/2017		505,000	532,775
HEALTHSOUTH Corp., 10.75%, 6/15/2016		180,000	194,400
IASIS Healthcare LLC, 8.75%, 6/15/2014		2,255,000	2,255,000
Mylan, Inc., 144A, 7.625%, 7/15/2017		1,945,000	1,959,588
Talecris Biotherapeutics Holdings Corp., 144A, 7.75%, 11/15/2016		80,000	78,000
The Cooper Companies, Inc., 7.125%, 2/15/2015		360,000	356,400
Valeant Pharmaceuticals International:
144A, 7.625%, 3/15/2020		370,000	361,675
8.375%, 6/15/2016		240,000	245,400
Vanguard Health Holding Co. II, LLC, 8.0%, 2/1/2018		405,000	384,750
			20,474,419
Industrials 9.9%
Acco Brands Corp., 10.625%, 3/15/2015		110,000	119,075
Actuant Corp., 6.875%, 6/15/2017		180,000	170,100
ARAMARK Corp., 8.5%, 2/1/2015		525,000	523,687
BE Aerospace, Inc., 8.5%, 7/1/2018		830,000	859,050
Belden, Inc.:
7.0%, 3/15/2017		185,000	176,675
144A, 9.25%, 6/15/2019		425,000	444,125
Bombardier, Inc., 144A, 7.75%, 3/15/2020		2,055,000	2,080,687
Cenveo Corp.:
144A, 8.875%, 2/1/2018		1,005,000	977,362
144A, 10.5%, 8/15/2016		240,000	240,300
Clean Harbors, Inc., 7.625%, 8/15/2016		225,000	230,625
Congoleum Corp., 8.625%, 8/1/2008**		395,000	87,888
Corrections Corp. of America, 7.75%, 6/1/2017		625,000	645,312
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		130,000	133,250
Esco Corp., 144A, 4.132%***, 12/15/2013		275,000	253,344
Garda World Security Corp., 144A, 9.75%, 3/15/2017		235,000	241,463
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		185,000	184,769
Iron Mountain, Inc.:
8.375%, 8/15/2021		615,000	624,225
8.75%, 7/15/2018		1,880,000	1,927,000
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		290,000	277,675
10.625%, 10/15/2016		255,000	260,738
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		735,000	727,650
7.625%, 12/1/2013		460,000	455,400
144A, 8.0%, 2/1/2018		850,000	848,937
Kansas City Southern Railway Co., 8.0%, 6/1/2015		455,000	455,000
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016		360,000	349,200
Mobile Mini, Inc., 9.75%, 8/1/2014		300,000	305,250
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		755,000	734,237
Oshkosh Corp.:
8.25%, 3/1/2017		95,000	97,850
8.5%, 3/1/2020		185,000	191,475
Owens Corning, Inc., 9.0%, 6/15/2019		455,000	525,050
Ply Gem Industries, Inc., 144A, 13.125%, 7/15/2014		280,000	282,800
RailAmerica, Inc., 9.25%, 7/1/2017		264,000	274,560
RBS Global & Rexnord Corp.:
144A, 8.5%, 5/1/2018		885,000	840,750
11.75%, 8/1/2016		130,000	135,850
Rearden G Holdings Eins GmbH, 144A, 7.875%, 3/30/2020		170,000	165,750
Sitel LLC, 144A, 11.5%, 4/1/2018		350,000	332,500
Spirit AeroSystems, Inc., 7.5%, 10/1/2017		230,000	226,550
The Geo Group, Inc., 144A, 7.75%, 10/15/2017		795,000	792,019
Titan International, Inc., 8.0%, 1/15/2012		795,000	832,762
TransDigm, Inc.:
7.75%, 7/15/2014		200,000	199,500
144A, 7.75%, 7/15/2014		265,000	265,000
Triumph Group, Inc., 8.0%, 11/15/2017		80,000	76,800
United Rentals North America, Inc.:
7.0%, 2/15/2014		435,000	407,813
9.25%, 12/15/2019		1,215,000	1,219,556
10.875%, 6/15/2016		590,000	628,350
USG Corp., 144A, 9.75%, 8/1/2014		200,000	209,500
			22,037,459
Information Technology 4.7%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		455,000	309,400
Amkor Technology, Inc., 144A, 7.375%, 5/1/2018		460,000	443,900
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		475,000	470,844
Equinix, Inc., 8.125%, 3/1/2018		930,000	943,950
First Data Corp., 9.875%, 9/24/2015		150,000	122,250
Freescale Semiconductor, Inc.:
8.875%, 12/15/2014		465,000	419,662
144A, 9.25%, 4/15/2018		1,500,000	1,488,750
Jabil Circuit, Inc., 7.75%, 7/15/2016		135,000	138,038
JDA Software Group, Inc., 144A, 8.0%, 12/15/2014		165,000	167,063
L-3 Communications Corp.:
5.875%, 1/15/2015		1,635,000	1,622,737
Series B, 6.375%, 10/15/2015		650,000	650,000
ManTech International Corp., 144A, 7.25%, 4/15/2018		230,000	230,575
MasTec, Inc., 7.625%, 2/1/2017		430,000	415,487
NXP BV, 7.875%, 10/15/2014		150,000	138,375
Seagate HDD Cayman, 144A, 6.875%, 5/1/2020		230,000	218,500
Seagate Technology International, 144A, 10.0%, 5/1/2014		165,000	185,006
SunGard Data Systems, Inc.:
10.25%, 8/15/2015		1,395,000	1,410,694
10.625%, 5/15/2015		400,000	422,000
Unisys Corp., 144A, 12.75%, 10/15/2014		360,000	412,200
Vangent, Inc., 9.625%, 2/15/2015		160,000	150,000
			10,359,431
Materials 14.8%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		106,000	86,125
Ashland, Inc., 9.125%, 6/1/2017		415,000	454,425
Ball Corp.:
7.125%, 9/1/2016		1,420,000	1,455,500
7.375%, 9/1/2019		170,000	172,125
Berry Plastics Corp.:
5.053%***, 2/15/2015		1,965,000	1,842,187
8.25%, 11/15/2015		745,000	731,963
144A, 9.5%, 5/15/2018		235,000	210,325
Boise Paper Holdings LLC, 144A, 8.0%, 4/1/2020		215,000	216,613
CF Industries, Inc., 6.875%, 5/1/2018		290,000	290,363
Clondalkin Acquisition BV, 144A, 2.257%***, 12/15/2013		1,795,000	1,694,031
Compass Minerals International, Inc., 144A, 8.0%, 6/1/2019		325,000	338,000
CPG International I, Inc., 10.5%, 7/1/2013		445,000	449,450
Crown Americas LLC, 144A, 7.625%, 5/15/2017		1,590,000	1,597,950
Domtar Corp., 10.75%, 6/1/2017		300,000	351,000
Dow Chemical Co., 8.55%, 5/15/2019		270,000	320,222
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		1,680,000	1,722,000
Exopack Holding Corp., 11.25%, 2/1/2014		685,000	713,256
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017		2,768,000	3,010,200
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		428,424	364,160
10.0%, 3/31/2015		421,120	357,952
Georgia-Pacific LLC:
144A, 7.0%, 1/15/2015		490,000	490,000
144A, 7.125%, 1/15/2017		155,000	154,225
144A, 8.25%, 5/1/2016		585,000	608,400
9.5%, 12/1/2011		1,525,000	1,635,562
Graphic Packaging International, Inc., 9.5%, 6/15/2017		765,000	795,600
Greif, Inc., 7.75%, 8/1/2019		870,000	888,487
Hexcel Corp., 6.75%, 2/1/2015		915,000	894,412
Innophos, Inc., 8.875%, 8/15/2014		110,000	112,750
Koppers, Inc., 144A, 7.875%, 12/1/2019		490,000	492,450
Kronos International, Inc., 6.5%, 4/15/2013	EUR	195,000	196,820
Lumena Resources Corp., 144A, 12.0%, 10/27/2014		635,000	558,800
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		110,000	96,800
Momentive Performance Materials, Inc., 144A, 12.5%, 6/15/2014		215,000	232,200
NewMarket Corp., 7.125%, 12/15/2016		495,000	485,100
Novelis, Inc.:
7.25%, 2/15/2015		395,000	370,234
11.5%, 2/15/2015		395,000	428,575
Owens-Brockway Glass Container, Inc.:
144A, 3.0%, 6/1/2015		140,000	135,100
7.375%, 5/15/2016		2,030,000	2,065,525
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		75,000	81,750
Radnor Holdings Corp., 11.0%, 3/15/2010**		90,000	9
Sealed Air Corp., 144A, 7.875%, 6/15/2017		2,360,000	2,495,034
Silgan Holdings, Inc., 7.25%, 8/15/2016		845,000	853,450
Solo Cup Co., 10.5%, 11/1/2013		1,000,000	1,017,500
United States Steel Corp., 7.375%, 4/1/2020		595,000	581,613
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		545,000	550,450
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		319,223	272,138
			32,870,831
Telecommunication Services 11.8%
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		1,015,000	1,075,900
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,260,000	1,187,550
8.75%, 3/15/2018		1,185,000	1,096,125
Cricket Communications, Inc.:
9.375%, 11/1/2014		1,355,000	1,365,162
10.0%, 7/15/2015 (d)		495,000	507,375
Crown Castle International Corp.:
7.125%, 11/1/2019		325,000	315,250
9.0%, 1/15/2015		560,000	588,700
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		320,000	324,000
Digicel Ltd., 144A, 8.25%, 9/1/2017		1,360,000	1,332,800
ERC Ireland Preferred Equity Ltd., 144A, 7.683%***, 2/15/2017 (PIK)	EUR	243,384	54,298
Frontier Communications Corp., 6.25%, 1/15/2013		224,000	222,880
GCI, Inc., 144A, 8.625%, 11/15/2019		125,000	121,250
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012**		97,606	34,162
Hughes Network Systems LLC, 9.5%, 4/15/2014		1,215,000	1,208,925
Intelsat Corp.:
9.25%, 8/15/2014		1,060,000	1,078,550
9.25%, 6/15/2016		2,165,000	2,219,125
Intelsat Jackson Holdings SA:
144A, 8.5%, 11/1/2019		410,000	407,950
11.25%, 6/15/2016		455,000	480,025
Intelsat Subsidiary Holding Co. SA, 8.875%, 1/15/2015		590,000	595,900
iPCS, Inc., 2.469%***, 5/1/2013		115,000	105,800
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		2,020,000	2,075,900
Millicom International Cellular SA, 10.0%, 12/1/2013 (d)		2,020,000	2,085,650
New Communications Holdings, Inc.:
144A, 7.875%, 4/15/2015		85,000	84,363
144A, 8.25%, 4/15/2017		500,000	495,000
144A, 8.5%, 4/15/2020		665,000	655,025
144A, 8.75%, 4/15/2022		85,000	83,513
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		470,000	450,025
Qwest Communications International, Inc.:
144A, 7.125%, 4/1/2018		425,000	414,375
144A, 8.0%, 10/1/2015		360,000	360,900
Qwest Corp., 8.375%, 5/1/2016		90,000	97,650
Rogers Communications, Inc., 6.8%, 8/15/2018		715,000	828,101
SBA Telecommunications, Inc.:
144A, 8.0%, 8/15/2016		115,000	118,450
144A, 8.25%, 8/15/2019		150,000	156,375
Sprint Nextel Corp., 8.375%, 8/15/2017		870,000	854,775
Telesat Canada, 11.0%, 11/1/2015		1,150,000	1,247,750
tw telecom holdings, Inc., 144A, 8.0%, 3/1/2018		170,000	170,425
West Corp., 9.5%, 10/15/2014		255,000	253,725
Windstream Corp.:
7.0%, 3/15/2019		340,000	309,400
7.875%, 11/1/2017		1,155,000	1,088,587
8.625%, 8/1/2016		45,000	44,550
			26,196,266
Utilities 5.9%
AES Corp.:
8.0%, 10/15/2017		255,000	250,538
8.0%, 6/1/2020		375,000	363,750
144A, 8.75%, 5/15/2013		677,000	687,155
CenterPoint Energy, Inc., Series B, 7.25%, 9/1/2010		470,000	476,027
CMS Energy Corp., 8.5%, 4/15/2011		1,200,000	1,249,804
Florida Gas Transmission Co., 144A, 7.9%, 5/15/2019		785,000	944,474
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		185,000	188,238
Jersey Central Power & Light Co., 7.35%, 2/1/2019		785,000	928,293
Kinder Morgan, Inc., 6.5%, 9/1/2012		1,098,000	1,139,175
Mirant Americas Generation LLC, 8.3%, 5/1/2011		1,060,000	1,078,550
Mirant North America LLC, 7.375%, 12/31/2013		145,000	145,363
NRG Energy, Inc.:
7.25%, 2/1/2014		3,080,000	3,041,500
7.375%, 2/1/2016		525,000	507,937
7.375%, 1/15/2017		1,145,000	1,087,750
NV Energy, Inc.:
6.75%, 8/15/2017		520,000	523,193
8.625%, 3/15/2014		108,000	111,105
RRI Energy, Inc., 7.875%, 6/15/2017		95,000	87,875
Suburban Propane Partners LP, 7.375%, 3/15/2020		120,000	119,400
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		220,000	147,400
			13,077,527
Total Corporate Bonds (Cost $246,734,034)			246,254,319

Government & Agency Obligations 14.1%
Other Government Related 0.3%
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		770,000	781,787
Sovereign Bonds 13.8%
Democratic Socialist Republic of Sri Lanka, 144A, 7.4%, 1/22/2015		565,000	576,300
Federative Republic of Brazil:
8.875%, 10/14/2019		2,015,000	2,599,350
12.5%, 1/5/2016	BRL	2,070,000	1,191,519
Republic of Argentina, 5.83%, 12/31/2033	ARS	774	146
Republic of Croatia, 144A, 6.75%, 11/5/2019		1,345,000	1,402,660
Republic of El Salvador, 144A, 7.65%, 6/15/2035		1,235,000	1,278,225
Republic of Ghana, 144A, 8.5%, 10/4/2017		175,000	180,250
Republic of Indonesia, 144A, 6.875%, 3/9/2017		3,385,000	3,774,275
Republic of Lithuania, 144A, 7.375%, 2/11/2020		1,450,000	1,497,563
Republic of Panama, 9.375%, 1/16/2023		2,610,000	3,497,400
Republic of Peru, 7.35%, 7/21/2025		2,505,000	2,930,850
Republic of Poland, 6.375%, 7/15/2019		2,550,000	2,776,953
Republic of South Africa, 6.875%, 5/27/2019		185,000	206,506
Republic of Uruguay:
7.625%, 3/21/2036		615,000	691,875
9.25%, 5/17/2017		1,825,000	2,267,563
Republic of Venezuela, 9.25%, 9/15/2027		1,090,000	713,950
Russian Federation, REG S, 7.5%, 3/31/2030		3,777,267	4,221,096
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		645,000	680,475
			30,486,956
Total Government & Agency Obligations (Cost $29,033,787)			31,268,743

Loan Participations and Assignments 9.2%
Senior Loans*** 8.6%
Big West Oil LLC, Term Loan, LIBOR plus 9.5%, 2/19/2015		135,000	136,097
Buffets, Inc.:
Letter of Credit Term Loan B, 7.44%, 5/1/2013		43,435	29,536
Term Loan B, 10.0%, 4/21/2015		260,000	241,800
Charter Communications Operating LLC,
New Term Loan, 7.25%, 3/6/2014		960,845	966,168
Clarke American Corp., Term Loan B, 2.79%, 6/30/2014		181,648	159,591
Ford Motor Co., Term Loan, 3.34%, 12/16/2013		4,668,868	4,378,511
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit, 2.29%, 3/26/2014		77,416	64,062
Term Loan, 2.354%, 3/26/2014		1,301,618	1,077,089
Hexion Specialty Chemicals, Inc.:
Term Loan C1, 2.563%, 5/6/2013		829,433	768,884
Term Loan C2, 2.563%, 5/6/2013		391,495	362,916
IASIS Healthcare LLC, Term Loan, 5.588%, 6/13/2014 (PIK)		652,250	593,547
Kabel Deutschland GmbH, Term Loan, 7.983%, 12/19/2014 (PIK)	EUR	2,223,434	2,477,300
Nuveen Investments, Inc., Term Loan, 3.323%, 11/13/2014		305,086	260,553
OSI Restaurant Partners LLC:
Term Loan, 2.507%, 6/14/2013		77,050	67,227
Term Loan B, 2.625%, 6/14/2014		852,733	744,013
Sabre, Inc., Term Loan B, 2.354%, 9/30/2014		197,406	178,000
Sbarro, Inc., Term Loan, 4.845%, 1/31/2014		266,000	244,498
Scorpion Holding Ltd., Second Lien Term Loan, 7.845%, 11/29/2010		740,000	736,300
Telesat Canada:
Term Loan I, 3.36%, 10/31/2014		1,406,392	1,357,752
Term Loan II, 3.36%, 10/31/2014		120,799	116,621
Texas Competitive Electric Holdings Co., LLC:
Term Loan B3, 3.797%, 10/10/2014		1,818,375	1,398,676
Term Loan B2, 4.066%, 10/10/2014		111,239	85,885
Tribune Co., Term Loan B, 5.25%, 6/4/2014**		404,875	248,676
US Foodservice, Inc., Term Loan B, 2.85%, 5/29/2012		638,359	559,203
VML US Finance LLC:
Delayed Draw Term Loan B, 4.8%, 5/25/2012		114,495	110,918
Term Loan B, 4.8%, 5/27/2013		198,222	192,027
Warner Chilcott Co., LLC, Term Loan B2, 5.75%, 4/30/2015		405,288	405,434
Warner Chilcott PLC:
Term Loan A, 5.5%, 10/30/2014		528,814	529,342
Incremental Term Loan, 5.75%, 4/30/2015		399,000	399,144
Term Loan B1, 5.75%, 4/30/2015		243,390	243,477
			19,133,247
Sovereign Loans 0.6%
BOM Capital PLC, 144A, 6.699%, 3/11/2015		1,385,000	1,319,212
Total Loan Participations and Assignments (Cost $21,412,326)			20,452,459
Preferred Security 0.2%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $433,706)		675,000	526,500
	Shares	Value ($)

Common Stocks 0.2%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc.*	8,911	55,248
Dex One Corp.*	2,638	54,026
SuperMedia, Inc.*	493	14,854
Vertis Holdings, Inc.*	4,349	0
		124,128
Industrials 0.0%
World Color Press, Inc.*	1,472	17,620
Materials 0.1%
GEO Specialty Chemicals, Inc.*	7,125	6,056
GEO Specialty Chemicals, Inc. 144A*	649	552
LyondellBasell Industries NV "A"*	6,542	116,251
LyondellBasell Industries NV "B"*	5,905	104,519
		227,378
Total Common Stocks (Cost $1,924,264)		369,126

Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/15/2017*	589	0
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	52,000	0
Industrials 0.0%
World Color Press, Inc., Expiration Date 7/20/2014*	1,666	6,248
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	400	0
Total Warrants (Cost $87,876)		6,248

Securities Lending Collateral 1.2%
Daily Assets Fund Institutional, 0.28% (e) (f) (Cost $2,788,761)	2,788,761	2,788,761
Cash Equivalents 3.3%
Central Cash Management Fund, 0.22% (e) (Cost $7,232,774)	7,232,774	7,232,774
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $309,647,528)+	139.2	308,898,930
Other Assets and Liabilities, Net	2.3	4,974,794
Notes Payable	(41.5)	(92,000,000)
Net Assets	100.0	221,873,724

* Non-income producing security.

** Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Buffalo Thunder Development Authority	9.375%	12/15/2014	125,000	USD	125,747	22,500
CanWest MediaWorks LP	9.25%	8/1/2015	205,000	USD	205,000	55,350
Congoleum Corp.	8.625%	8/1/2008	395,000	USD	392,755	87,888
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	290,000	USD	292,813	3,263
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	97,606	USD	92,881	34,162
New ASAT (Finance) Ltd.	9.25%	2/1/2011	345,000	USD	298,650	65,119
Radnor Holdings Corp.	11.0%	3/15/2010	90,000	USD	79,463	9
Simmons Co.	10.0%	12/15/2014	820,000	USD	690,325	15,375
Tribune Co.	5.25%	6/4/2014	404,875	USD	404,622	248,676
Tropicana Entertainment LLC	9.625%	12/15/2014	730,000	USD	547,250	986
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	75,000	USD	75,994	281
Young Broadcasting, Inc.	8.75%	1/15/2014	1,245,000	USD	1,111,306	2,490
					4,316,806	536,099

*** These securities are shown at their current rate as of May 31, 2010. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

+ The cost for federal income tax purposes was $310,600,887. At May 31, 2010, net unrealized depreciation for all securities based on tax cost was $1,701,957. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,668,425 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,370,382.

(a) Principal amount stated in US dollars unless otherwise noted.

(b) Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 8/15/2012.

(c) When-issued security.

(d) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at May 31, 2010 amounted to $2,629,618, which is 1.2% of net assets.

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London InterBank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act.

REIT: Real Estate Investment Trust

As of May 31, 2010, the Fund had entered into the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	6,745,925	USD	8,489,477	6/25/2010	194,574	Citigroup, Inc.
EUR	1,792,123	USD	2,255,315	6/25/2010	51,691	Citigroup, Inc.
EUR	74,852	USD	92,714	6/25/2010	675	Citigroup, Inc.
EUR	3,300	USD	4,079	6/25/2010	22	JPMorgan Chase Securities, Inc.
EUR	45,100	USD	55,750	6/25/2010	294	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					247,256
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	68,700	USD	84,027	6/25/2010	(447)	JPMorgan Chase Securities, Inc.
EUR	82,900	USD	101,395	6/25/2010	(540)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(987)
Currency Abbreviations
ARS Argentine Peso BRL Brazilian Real EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (g)
Corporate Bonds	$ —	$ 245,532,207	$ 722,112	$ 246,254,319
Government & Agency Obligations	—	31,268,743	—	31,268,743
Loan Participations and Assignments	—	20,452,459	—	20,452,459
Preferred Security	—	526,500	—	526,500
Common Stocks (g)	307,270	55,248	6,608	369,126
Warrants (g)	—	6,248	0	6,248
Short-Term Investments (g)	10,021,535	—	—	10,021,535
Derivatives (h)	—	247,256	—	247,256
Total	$ 10,328,805	$ 298,088,661	$ 728,720	$ 309,146,186
Liabilities
Derivatives (h)	$ —	$ (987)	$ —	$ (987)
Total	$ —	$ (987)	$ —	$ (987)

(g) See Investment Portfolio for additional detailed categorizations.

(h) Derivatives include unrealized appreciation (depreciation) on open forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participations and Assignments	Convertible Preferred Stocks
Balance as of November 30, 2009	$ 872,385	$ 1,083,906	$ 0
Net realized gain (loss)	—	(116,178)	(12,580)
Change in unrealized appreciation (depreciation)	41,195	141,936	12,580
Amortization premium/discount	1,282	2,063	—
Net purchases (sales)	—	(384,058)	0
Net transfers in (out) of Level 3	(192,750)	(727,669)	—
Balance as of May 31, 2010	$ 722,112	$ —	$ —
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2010	$ 41,195	$ —	$ —
	Common Stocks	Warrants	Total
Balance as of November 30, 2009	$ 6,608	$ 5,404	$ 1,968,303
Net realized gain (loss)	—	—	(128,758)
Change in unrealized appreciation (depreciation)	0	(5,404)	190,307
Amortization premium/discount	—	—	3,345
Net purchases (sales)	—	—	(384,058)
Net transfers in (out) of Level 3	—	—	(920,419)
Balance as of May 31, 2010	$ 6,608	$ 0	$ 728,720
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2010	$ 0	$ (5,404)	$ 35,791

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of May 31, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $299,625,993) — including $2,629,618 of securities loaned	$ 298,877,395
Investment in Daily Assets Fund Institutional (cost $2,788,761)*	2,788,761
Investment in Central Cash Management Fund (cost $7,232,774)	7,232,774
Total investments, at value (cost $309,647,528)	308,898,930
Cash	9,488
Foreign currency, at value (cost $200)	195
Receivable for investments sold	5,004,064
Interest receivable	6,431,043
Unrealized appreciation on forward foreign currency exchange contracts	247,256
Net receivable on closed forward foreign currency exchange contracts	15,415
Foreign taxes recoverable	1,076
Other assets	2,254
Total assets	320,609,721
Liabilities
Notes payable	92,000,000
Payable upon return of securities loaned	2,788,761
Payable for investments purchased	3,484,543
Payable for investments purchased — when-issued securities	100,000
Interest on notes payable	75,294
Unrealized depreciation on forward foreign currency exchange contracts	987
Accrued management fee	165,152
Other accrued expenses and payables	121,260
Total liabilities	98,735,997
Net assets, at value	$ 221,873,724
Net Assets Consist of:
Undistributed net investment income	3,377,972
Net unrealized appreciation (depreciation) on: Investments	(748,598)
Foreign currency	217,883
Accumulated net realized gain (loss)	(33,968,452)
Paid-in capital	252,994,919
Net assets, at value	$ 221,873,724
Net Asset Value
Net Asset Value per share ($221,873,724 ÷ 24,256,668 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$ 9.15

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended May 31, 2010 (Unaudited)
Investment Income
Income: Interest (net of foreign taxes withheld of $6,436)	$ 12,792,593
Interest — Central Cash Management Fund	5,121
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	11,050
Total Income	12,808,764
Expenses: Management fee	952,332
Services to shareholders	25,906
Custodian fee	29,468
Professional fees	61,809
Trustees' fees and expenses	4,371
Reports to shareholders	41,772
Interest expense	674,467
Stock exchange listing fees	13,050
Other	26,823
Total expenses	1,829,998
Net investment income (loss)	10,978,766
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	5,404,213
Futures	14,238
Foreign currency	2,777,063
8,195,514
Change in net unrealized appreciation (depreciation) on: Investments	(5,570,281)
Unfunded loan commitments	297
Futures	(930)
Foreign currency	261,883
(5,309,031)
Net gain (loss)	2,886,483
Net increase (decrease) in net assets resulting from operations	$ 13,865,249

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows

as of May 31, 2010 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$ 13,865,249
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(145,184,831)
Net purchases, sales and maturities of short-term investments	(5,784,833)
Net amortization/accretion of premium (discount)	(737,817)
Proceeds from sales and maturities of long-term investments	147,024,139
(Increase) decrease in interest receivable	(257,822)
Increase (decrease) in daily variation margin on open futures contracts	(3,039)
(Increase) decrease in net receivable on closed forward foreign currency exchange contracts	(15,415)
(Increase) decrease in other assets	(1,434)
(Increase) decrease in receivable for investments sold	(1,356,147)
Increase (decrease) in interest on notes payable	(4,908)
Increase (decrease) in payable for investments and when-issued securities purchased	(1,190,065)
Increase (decrease) in accrued expenses and payables	(24,617)
Change in net unrealized (appreciation) depreciation on investments	5,570,281
Change in net unrealized (appreciation) depreciation on forward foreign currency exchange contracts	(298,838)
Change in net unrealized (appreciation) depreciation in unfunded loan commitments	(297)
Net realized (gain) loss from investments	(5,404,213)
Cash provided (used) by operating activities	6,195,393
Cash Flows from Financing Activities
Net increase (decrease) in foreign currency overdraft	(330,090)
Net increase (decrease) in notes payable	3,500,000
Distributions paid	(10,090,774)
Cash provided (used) by financing activities	(6,920,864)
Increase (decrease) in cash	(725,471)
Cash at beginning of period	735,154
Cash at end of period (including foreign currency)	$ 9,683
Supplemental Disclosure
Interest paid on notes	$ (679,375)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2010 (Unaudited)	Year Ended November 30, 2009
Operations: Net investment income	$ 10,978,766	$ 18,392,143
Net realized gain (loss)	8,195,514	(9,464,467)
Change in net unrealized appreciation (depreciation)	(5,309,031)	70,072,512
Net increase (decrease) in net assets resulting from operations	13,865,249	79,000,188
Distributions to shareholders from: Net investment income	(10,090,774)	(18,992,975)
Increase (decrease) in net assets	3,774,475	60,007,213
Net assets at beginning of period	218,099,249	158,092,036
Net assets at end of period (including undistributed net investment income of $3,377,972 and $2,489,980, respectively)	$ 221,873,724	$ 218,099,249
Other Information
Shares outstanding at beginning of period	24,256,668	24,256,668
Shares outstanding at end of period	24,256,668	24,256,668

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended November 30,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 8.99	$ 6.52	$ 9.61	$ 10.09	$ 9.75	$ 9.53
Income (loss) from investment operations: Net investment income[b]	.45	.76	.67	.68	.72	.78
Net realized and unrealized gain (loss)	.13	2.49	(2.98)	(.38)	.40	.22
Total from investment operations	.58	3.25	(2.31)	.30	1.12	1.00
Less distributions from: Net investment income	(.42)	(.78)	(.78)	(.78)	(.78)	(.78)
Rights offering costs	—	—	—	(.01)[c]	—	—
Advisor reimbursement	—	—	—	.01	—	—
Net asset value, end of period	$ 9.15	$ 8.99	$ 6.52	$ 9.61	$ 10.09	$ 9.75
Market value, end of period	$ 8.60	$ 8.28	$ 5.10	$ 8.45	$ 10.73	$ 10.15
Total Return
Based on net asset value (%)[d]	6.59**	54.34	(24.55)[e]	3.12[c,e,g]	11.87[e]	10.85
Based on market value (%)[d]	8.77**	81.73	(32.88)	(14.74)	14.28	21.12
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	222	218	158	233	208	200
Ratio of expenses before fee reductions (including interest expense) (%)	1.63*	1.53	1.49	2.15	2.55	2.14
Ratio of expenses after fee reductions (including interest expense) (%)	1.63*	1.53	1.48	2.14	2.54	2.14
Ratio of expenses after fee reductions (excluding interest expense) (%)	1.03*	1.04	1.04	1.02	1.03	1.11
Ratio of net investment income (%)	9.80*	9.69	7.56	6.85	7.28	8.12
Portfolio turnover rate (%)	46**	113	35	53	79	143
Total debt outstanding end of period ($ thousands)	92,000	88,500	41,500	20,000	52,750	60,000
Asset coverage per $1,000 of debt[f]	3,412	3,464	4,810	12,652	4,934	4,331

[a] For the six months ended May 31, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] During the period ending November 30, 2007, the Fund issued 3,647,934 shares in connection with a rights offering of the Fund's shares. Without the effect of the rights offering costs, total return based on net asset value would have been 0.10% higher.

[d] Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to NAV at which the Fund's shares trade during the period.

[e] Total return would have been lower had certain fees not been reduced.

[f] Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.

[g] Includes a non-recurring reimbursement from the Advisor for a fee previously charged to the Fund. Excluding this non-recurring reimbursement, total return would have been 0.09% lower.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Multi-Market Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund may lend securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These US dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Derivatives. Authoritative accounting guidance requires that disclosures about the Fund's derivative and hedging activities and derivatives accounted for as hedging instruments must be disclosed separately from derivatives that do not qualify for hedge accounting. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Fund's derivatives are not accounted for as hedging instruments. As such, even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not considered to be hedging instruments. The disclosure below is presented in accordance with authoritative accounting guidance.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund uses futures contracts to gain exposure to different parts of the yield curve while managing overall duration.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

There are no open future contracts as of May 31, 2010. For the six months ended May 31, 2010, the Fund invested in open futures contracts with a total notional value generally indicative of a range from $0 to approximately $3,838,000.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. A forward foreign currency exchange contract (forward currency contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of May 31, 2010 is included at the end of the Fund's Investment Portfolio. For the six months ended May 31, 2010, the Fund invested in forward currency contracts with a total contract value generally indicative of a range from approximately $11,083,000 to $18,586,000.

The following tables summarize the value of the Fund's derivative instruments held as of May 31, 2010 and the related location in the accompanying Statement of Assets and Liabilities presented by the primary underlying risk exposure:

Asset Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$ 262,671

The above derivative is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation on forward foreign currency exchange contracts and net receivable on closed forward foreign currency exchange contracts

Liability Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$ 987

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended May 31, 2010 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a)	$ 3,137,786	$ —	$ 3,137,786
Interest Rate Contracts (b)	—	14,238	14,238
	$ 3,137,786	$ 14,238	$ 3,152,024

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

(b) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a)	$ 298,838	$ —	$ 298,838
Interest Rate Contracts (b)	—	(930)	(930)
	$ 298,838	$ (930)	$ 297,908

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

(b) Change in net unrealized appreciation (depreciation) on futures

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At November 30, 2009, the Fund had a net tax basis capital loss carryforward of approximately $40,864,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until November 30, 2010 ($15,940,000), November 30, 2015 ($813,000), November 30, 2016 ($10,986,000) and November 30, 2017 ($13,125,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2009 through November 30, 2009, the Fund incurred approximately $40,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending November 30, 2010.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2009 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to forward currency contracts, certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the foreign currency positions and cash position at the Fund's custodian bank at May 31, 2010.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended May 31, 2010, purchases and sales of investment securities (excluding short-term investments) aggregated $145,184,831 and $147,024,139, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Fund pays a monthly investment management fee of 1/12 of the annualized rate of 0.85% of the Fund's average weekly net assets.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2010, the amount charged to the Fund by DISC aggregated $17,775, of which $9,109 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $7,706, of which $6,923 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and other affiliated money market funds managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of the underlying money market funds. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Investing in High Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

E. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

F. Borrowings

The Fund has entered into a revolving credit agreement dated May 31, 2002 with a commercial bank (the "Lender"), which allows the Fund to borrow against a secured line of credit in an aggregate amount up to $92,000,000. The borrowings under the line of credit are secured by a pledge of the Fund's portfolio securities. The revolving credit agreement facility has a maturity date of June 23, 2011 subject to early termination discussed below. There is no assurance the facility will be renewed in 2011. The notes payable represents a secured loan of $92,000,000, which is the amount drawn on the facility at May 31, 2010. The note bears interest at the commercial paper rate plus program fees. A commitment fee on any unused portion of the credit line is charged to the Fund and is included with "interest expense" on the Statement of Operations. The loan amounts and rates are reset periodically under the revolving credit agreement.

The weighted average outstanding daily balance of all loans (based on the 182 days the loans were outstanding) during the six months ended May 31, 2010 was approximately $91,448,000, with a weighted average borrowing cost of 1.47%.

Draws on the line of credit are funded by the issuance of commercial paper. The Lender's obligation under the revolving credit agreement is supported by a Standby Purchase Agreement between the Lender and a commercial bank. The Lender's commitment under the revolving credit agreement is subject to early termination on the scheduled termination date of the Standby Purchase Agreement. The Standby Purchase Agreement had an initial term of 364 days, and is renewable for additional periods, which may be shorter than 364 days. As such, the revolving credit agreement may be terminated by the Lender upon ninety (90) days notice if the Standby Purchase Agreement is not renewed at any time, and is also subject to other customary termination events.

G. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Fund's financial statements.

Other Information

Notice of Possible Share Repurchases

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund may from time to time repurchase shares of the Fund in the open market at the option of the Board of Trustees and on such terms as the Trustees may determine.

Portfolio Manager

Gary Sullivan, CFA, lead portfolio manager of the Fund, has changed his name to Gary Russell.

Shareholder Meeting Results (Unaudited)

The Annual Meeting of Shareholders (the "Meeting") of DWS Multi-Market Income Trust (the "Fund") was held on May 24, 2010 at the New York Marriott East Side, 525 Lexington Avenue, New York, New York 10017. At the Meeting, the following matter was voted upon by the shareholders. Final results certified by the Independent Inspector of Election indicate that a quorum was present but none of the nominees received a sufficient number of votes to be elected as Board Member (the vote of a majority of outstanding shares is required to elect Board Members). Therefore, the incumbent Board Members (Ms. Jean Gleason Stromberg and Messrs. Henry P. Becton, Jr., Paul K. Freeman and William McClayton) will continue as Class II Board Members until 2013 and until such time as successors are elected and qualify. Vote results are indicated below.

1. Election of four Class II Board Members of the Fund:

Number of Votes:
	For	Withheld
Henry P. Becton, Jr.	7,360,697	3,496,803
Paul K. Freeman	7,372,452	3,485,048
William McClayton	7,362,029	3,495,471
Jean Gleason Stromberg	7,371,903	3,485,597

Dividend Reinvestment Plan

A summary of the Fund's Dividend Reinvestment Plan (the "Plan") is set forth below. Shareholders may obtain a copy of the entire Plan by visiting the Fund's Web site at www.dws-investments.com or by writing or calling DWS Investment Service Company ("DISC") at:

P.O. Box 219066
Kansas City, Missouri 64121-9066
(800) 294-4366

If you wish to participate in the Plan and your shares are held in your own name, simply contact DISC for the appropriate form. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan. The Fund's transfer agent and dividend disbursing agent (the "Transfer Agent") will establish a Dividend Investment Account (the "Account") for each shareholder participating in the Plan. The Transfer Agent will credit to the Account of each participant any cash dividends and capital gains distributions (collectively, "Distributions") paid on shares of the Fund (the "Shares"). Shares in a participant's Account are transferable upon proper written instructions to the Transfer Agent. Upon request to the Transfer Agent, a certificate for any or all full Shares in a participant's Account will be sent to the participant.

If, on the record date for a Distribution (the "Record Date"), Shares are trading at a discount from net asset value per Share, funds credited to a participant's Account will be used to purchase Shares (the "Purchase"). The Plan Agent (currently Computershare Inc.) will attempt, commencing five days prior to the Payment Date and ending at the close of business on the Payment Date ("Payment Date" as used herein shall mean the last business day of the month in which such Record Date occurs), to acquire Shares in the open market. If and to the extent that the Plan Agent is unable to acquire sufficient Shares to satisfy the Distribution by the close of business on the Payment Date, the Fund will issue to the Plan Agent, Shares valued at net asset value per Share in the aggregate amount of the remaining value of the Distribution. If, on the Record Date, Shares are trading at a premium over net asset value per Share, the Fund will issue on the Payment Date Shares valued at net asset value per Share on the Record Date to the Transfer Agent in the aggregate amount of the funds credited to the participants' Accounts. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the shares on the Record Date if the net asset value per Share of the Shares on the Record Date is less than 95% of the fair market value of the Shares on the Record Date.

The cost of Shares acquired for each participant's Account in connection with a Purchase shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired in connection with that Purchase. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases. Brokerage charges for purchasing small amounts of Shares for individual Accounts through the Plan can be expected to be less than the usual brokerage charges for such transactions, as the Plan Agent will be purchasing Shares for all participants in blocks and prorating the lower commission thus attainable.

A participant may from time to time make voluntary cash contributions to his Account in a minimum amount of $100 (no more than $500 may be contributed per month). Participants making voluntary cash investments will be charged a $0.75 service fee for each such investment and will be responsible for their pro rata share of brokerage commissions. Please contact DISC for more information on voluntary cash contributions.

The Fund reserves the right to amend the Plan, including provisions with respect to any Distribution paid, subsequent to notice thereof sent to participants in the Plan at least ninety days before the record date for such Distribution, except when such amendment is necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, in which case such amendment shall be effective as soon as practicable. The Plan may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective for the next Distribution following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten days prior to the Record Date for the Distribution. When a participant withdraws from the Plan, or when the Plan is terminated by the Fund, the participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his Shares in the Plan and send the proceeds to the participant, less brokerage commissions and a $2.50 service fee.

Shareholders will receive tax information annually for personal records and to assist in preparation of their federal income tax returns. If Shares are purchased at a discount, the amount of the discount is considered taxable income and is added to the cost basis of the purchased Shares.

Additional Information

Automated Information Line	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	www.dws-investments.com Obtain quarterly fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154
Proxy Voting

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Shareholder Service Agent and Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
NYSE Symbol	KMM
CUSIP Number	23338L 108

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments Attention: Correspondence — Chicago P.O. Box 219415 Kansas City, MO 64121-9415	Rev. 09/2009

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
December 1 through December 31	0	n/a	n/a	n/a
January 1 through January 31	0	n/a	n/a	n/a
February 1 through February 28	0	n/a	n/a	n/a
March 1 through March 31	0	n/a	n/a	n/a
April 1 through April 30	0	n/a	n/a	n/a
May 1 through May 31	0	n/a	n/a	n/a
Total	0	n/a	n/a	n/a
The Fund may from time to time repurchase shares in the open market at the option of the Board of Trustees and on such terms as the Trustee may determine.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 30, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 30, 2010